Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong | $	$ (564)		$ (640)		$ (1,904)
The provision / (credit) for income taxes consist of:
Current tax expenses: The PRC and Hong Kong | $	0		212		(72)
Total current provision / (credit) | $	0		212		(72)
Deferred tax expenses: The PRC and Hong Kong | $	28		16		25
Total deferred provision | $	28		16		25
Income taxes (expense) / credit | $	$ 28		$ 228		$ (47)
ZHEJIANG TIANLAN
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong		¥ 30,047		¥ 27,603		¥ 24,927
The provision / (credit) for income taxes consist of:
Current PRC EIT Domestic		4,237		6,298		3,351
Total current provision / (credit)		4,237		6,298		3,351
Deferred tax benefit		(405)		(1,337)		(177)
Total deferred provision		(405)		(1,337)		(177)
Income taxes (expense) / credit		3,832		4,961		3,174
ZHEJIANG JIAHUAN
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong		4,314		11,848		5,797
The provision / (credit) for income taxes consist of:
Income taxes (expense) / credit		¥ 263		¥ 1,387		¥ 861